SCHEDULE OF ACCOUNTS RECEIVABLES (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Credit Loss [Abstract]
Trade Accounts Receivable	$ 81,667
Contract assets	222,395	15,000
Less Allowance for doubtful accounts	(7,500)	0
Total Accounts Receivable (net)	$ 296,562	$ 15,000